Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2035 Portfolio - VIP Freedom 2035 Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	24.84%
Annual Return 2014	4.93%
Annual Return 2015	(0.31%)
Annual Return 2016	6.87%
Annual Return 2017	23.35%
Annual Return 2018	(9.30%)
Annual Return 2019	27.49%
Annual Return 2020	18.28%
Annual Return 2021	15.46%
Annual Return 2022	(17.69%)